SHARE-BASED COMPENSATION - Restricted Shares Plan (Details) - Restricted shares $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 HKD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2024 USD ($)
Shares awarded number
Outstanding at beginning	27,277,728	26,692,248	16,961,864
Vested	(6,826,392)	(5,683,896)	(3,138,104)
Granted	2,225,760	8,769,800	14,357,520
Forfeited	(2,665,656)	(2,500,424)	(1,489,032)
Outstanding at end	20,011,440	27,277,728	26,692,248
Weighted-average grant date fair value per share
Outstanding at beginning | $ / shares	$ 5.6734	$ 5.3631	$ 5.6793
Vested | $ / shares	6.1047	5.0877	5.7371
Granted | $ / shares	9.3712	6.1047	5.0877
Forfeited | $ / shares	5.2956	5.2052	5.5209
Outstanding at end | $ / shares	$ 5.9879	$ 5.6734	$ 5.3631
Unrecognized compensation expenses related to the restricted shares	$ 926,712			$ 119,303
Unrecognized compensation expenses related to the restricted shares expected to be recognized over a weighted-average period	3 years 3 months 21 days
2019 Share Incentive Plan
Shares awarded number
Granted	2,225,760	8,769,800	14,357,520